Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
T. Rowe Price Floating Rate ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	8.94%	11.89%
T. Rowe Price Total Return ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	2.30%	6.28%	(15.81%)
T. Rowe Price U.S. High Yield ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	8.63%	11.90%
T. Rowe Price Ultra Short-Term Bond ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.36%	6.41%	(0.12%)